Trade and Other Receivables	12 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables
TRADE AND OTHER RECEIVABLES

	SA Rand
Figures in million	2020	2019

Financial assets

Trade receivables (metals)	623	448
Other trade receivables	215	230
Loss allowance	(135)	(68)

Trade receivables - net	703	610
Interest and other receivables	88	7
Employee receivables	13	10

Non-financial assets

Prepayments	79	67
Value added tax and general sales tax	425	281
Income and mining taxes	—	89

Total trade and other receivables	1 308	1 064

The movement in the loss allowance for trade and other receivables during the year was as follows (refer to note 37 for details):

	SA Rand
Figures in million	2020	2019

Balance at beginning of year	68	60
Increase in loss allowance recognised during the year	104	47
Reversal of loss allowance during the year	(37)	(39)

Balance at end of year	135	68
The loss allowance for 2020 includes R53 million relating to a mining company who is in financial difficulties due to the impact of the South African national lockdown as a result of the COVID-19 pandemic. The remaining movement relates to various other individually immaterial debtors.

The loss allowance for trade and other receivables stratified according to the ageing profile at the reporting date is as follows:

	SA Rand
Figures in million	Gross	Loss allowance

30 June 2020

Not past due[1]	702	31
Past due by 1 to 30 days	9	3
Past due by 31 to 60 days	5	3
Past due by 61 to 90 days	21	8
Past due by more than 90 days	51	45
Past due by more than 361 days	50	45

	838	135

30 June 2019

Not past due[1]	562	—
Past due by 1 to 30 days	3	—
Past due by 31 to 60 days	30	—
Past due by 61 to 90 days	9	—
Past due by more than 90 days	12	11
Past due by more than 361 days	62	57

	678	68

[1]	The gross amount includes the full trade receivables (metals) balance, which has no attributable loss allowance.

19	TRADE AND OTHER RECEIVABLES continued

During 2019 and 2020 there was no renegotiation of the terms of any of the receivables. As at 30 June 2020 and 30 June 2019, there was no collateral pledged or held for any of the receivables.